Acquisition (Details Narrative) (OWP Ventures, Inc.) - USD ($)		9 Months Ended
	May 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Nov. 30, 2018	Nov. 22, 2018
Equity method investment, ownership percentage			4.99%
Non-trading shares of common stock issued		$ 162,909
OWP Ventures, Inc. [Member]
Equity method investment, ownership percentage		4.99%		66.20%	66.20%
OWP Ventures, Inc. [Member] | One World Pharma S.A.S. [Member]
Number of stock issued	10,200,000
Equity method investment, ownership percentage	100.00%
Non-trading shares of common stock issued, shares	10,200,000
Non-trading shares of common stock issued	$ 162,909